Prepaid Expenses (Details) - USD ($)	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Prepaid Expense, Current [Abstract]
Advertising & Conferences	$ 37,955	$ 39,143	$ 137,654
Consulting Fees		0	4,555
Office & Insurance	9,042	29,784	21,533
Licence, Filing Fees, Dues	17,760	0	29,990
Prepaid expenses	$ 64,757	$ 68,927	$ 193,732